Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - Accounts Receivable [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Allowance for Credit Losses [Line Item]
Balance as of the beginning of year	$ 84,400
Additions charged to bad debt expense	507,798
Reversals when collected	(28,180)
Translation adjustments	(4,636)
Balance as of the end of year	$ 559,382